Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio
September 30, 2021
VIPF2020-NPRT3-1121
1.822349.116
Domestic Equity Funds - 25.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	627,853	33,433,183
VIP Equity-Income Portfolio Initial Class (a)	1,303,043	34,934,574
VIP Growth & Income Portfolio Initial Class (a)	1,568,289	39,803,165
VIP Growth Portfolio Initial Class (a)	331,749	34,332,656
VIP Mid Cap Portfolio Initial Class (a)	216,412	9,673,622
VIP Value Portfolio Initial Class (a)	1,344,340	25,596,239
VIP Value Strategies Portfolio Initial Class (a)	756,699	12,485,528
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,921,460)		190,258,967

International Equity Funds - 26.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	5,699,481	79,336,771
VIP Overseas Portfolio Initial Class (a)	4,063,922	117,447,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,630,650)		196,784,114

Bond Funds - 42.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,629,330	64,343,240
Fidelity International Bond Index Fund (a)	595,516	5,973,024
Fidelity Long-Term Treasury Bond Index Fund (a)	1,483,859	21,501,114
VIP High Income Portfolio Initial Class (a)	2,765,405	15,126,764
VIP Investment Grade Bond Portfolio Initial Class (a)	15,450,545	212,908,508
TOTAL BOND FUNDS (Cost $295,369,486)		319,852,650

Short-Term Funds - 6.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $47,270,036)	47,270,036	47,270,036

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $540,191,632)	754,165,767
NET OTHER ASSETS (LIABILITIES) - 0.0%	(122,317)
NET ASSETS - 100.0%	754,043,450

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	55,806,197	16,498,416	9,887,601	1,985	57,958	1,868,270	64,343,240
Fidelity International Bond Index Fund	-	6,032,975	27,163	-	(73)	(32,715)	5,973,024
Fidelity Long-Term Treasury Bond Index Fund	18,007,495	11,261,298	6,260,723	396,493	(376,484)	(1,130,472)	21,501,114
VIP Contrafund Portfolio Initial Class	35,651,655	4,919,215	10,776,543	1,681,320	3,600,606	38,250	33,433,183
VIP Emerging Markets Portfolio Initial Class	91,903,860	18,816,698	27,437,372	3,639,183	3,351,984	(7,298,399)	79,336,771
VIP Equity-Income Portfolio Initial Class	37,625,684	5,288,650	12,271,590	1,245,102	1,721,138	2,570,692	34,934,574
VIP Government Money Market Portfolio Initial Class 0.01%	64,685,797	9,569,268	26,985,029	4,536	-	-	47,270,036
VIP Growth & Income Portfolio Initial Class	42,856,034	6,361,143	14,830,336	1,299,117	3,707,289	1,709,035	39,803,165
VIP Growth Portfolio Initial Class	36,328,151	8,204,208	10,590,424	4,305,877	2,480,117	(2,089,396)	34,332,656
VIP High Income Portfolio Initial Class	15,623,512	1,728,973	2,684,503	128,721	2,389	456,393	15,126,764
VIP Investment Grade Bond Portfolio Initial Class	222,100,722	39,599,921	44,042,433	3,259,809	(375,610)	(4,374,092)	212,908,508
VIP Mid Cap Portfolio Initial Class	10,391,566	1,102,673	3,338,800	39,432	669,075	849,108	9,673,622
VIP Overseas Portfolio Initial Class	109,526,724	27,232,992	28,872,677	3,313,070	3,264,373	6,295,931	117,447,343
VIP Value Portfolio Initial Class	27,520,478	3,194,585	10,078,158	66,805	2,830,423	2,128,911	25,596,239
VIP Value Strategies Portfolio Initial Class	13,464,304	1,503,698	5,178,455	22,077	1,604,353	1,091,628	12,485,528
	781,492,179	161,314,713	213,261,807	19,403,527	22,537,538	2,083,144	754,165,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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